JOHN HANCOCK

                                  Income Funds

                                     [LOGO]


Prospectus
October 1, 1997*


This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
o are not bank deposits
o are not federally insured
o are not endorsed by any bank or
  government agency
o are not guaranteed to achieve their goal(s)

Some of these funds may invest up to 100% in junk bonds; read risk information carefully.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


*Revised December 8, 1997


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Government Income Fund                                                4

High Yield Bond Fund                                                  6

Intermediate Maturity Government Fund                                 8



Sovereign Bond Fund                                                  10

Sovereign U.S. Government Income Fund                                12

Strategic Income Fund                                                14

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

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A fund-by-fund look at goals,      Government Income Fund                      4
strategies, risks, expenses
and financial history.             High Yield Bond Fund                        6

                                   Intermediate Maturity Government Fund       8


                                   Sovereign Bond Fund                        10

                                   Sovereign U.S. Government Income Fund      12

                                   Strategic Income Fund                      14

Policies and instructions for      Your account
opening, maintaining and           Choosing a share class                     16
closing an account in any          How sales charges are calculated           16
income fund.                       Sales charge reductions and waivers        17
                                   Opening an account                         18
                                   Buying shares                              19
                                   Selling shares                             20
                                   Transaction policies                       22
                                   Dividends and account policies             22
                                   Additional investor services               23

Details that apply to the          Fund details
growth and income funds            Business structure                         24
as a group.                        Sales compensation                         25
                                   More about risk                            27


                                   For more information               back cover

Overview

-------------------------------------------------------------------------------

GOAL OF THE INCOME FUNDS

John Hancock income funds seek current income without sacrificing total return. Some of the funds also invest for stability of principal. Each fund has its own strategy and its own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o  are seeking a regular stream of income

o are seeking higher potential returns than money market funds and are willing to accept moderate risk of volatility

o  want to diversify their portfolios

o are seeking a mutual fund for the income portion of an asset allocation portfolio

o  are retired or nearing retirement

Income funds may NOT be appropriate if you:

o  are investing for maximum return over a long time horizon

o  require absolute stability of your principal

THE MANAGEMENT FIRM

All John Hancock income funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $22 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip art] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[Clip art] Risk factors The major risk factors associated with the fund.

[Clip art] Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[Clip art] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clip art] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

Government Income Fund

REGISTRANT NAME:
JOHN HANCOCK BOND TRUST     TICKER SYMBOL      CLASS A: JHGIX     CLASS B: TSGIX
--------------------------------------------------------------------------------
GOAL AND STRATEGY

[Clip Art] The fund seeks to earn a high level of current income consistent with preservation of capital. To pursue this goal, the fund invests primarily in U.S. Government and agency securities of any maturity, as described below. Stability of share price is a secondary goal.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 80% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries, mortgage-backed securities such as Ginnie Maes, Freddie Macs and Fannie Maes, and repurchase agreements and forward commitments involving these securities.

For liquidity and flexibility, the fund may place up to 20% of assets in high-quality short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including asset-backed securities, U.S. dollar-denominated foreign government securities and derivative and leveraged investments, and may engage in other investment practices. Investments in asset-backed and foreign government securities must be in the two highest and four highest rating categories, respectively, or if unrated, be of comparable quality. Up to 10% of assets may be invested in foreign government bonds rated BB/Ba or B (junk bonds).

RISK FACTORS


[Clip Art] As with most income funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page
27. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions.


The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Barry H. Evans, CFA, leader of the fund's portfolio management team since January 1995, is a senior vice president of the adviser. He has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                    Class A   Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                 4.50%     none
Maximum sales charge imposed on
reinvested dividends                                none      none
Maximum deferred sales charge                       none(1)   5.00%
Redemption fee(2)                                   none      none
Exchange fee                                        none      none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                      0.63%     0.63%
12b-1 fee(3)                                        0.25%     1.00%
Other expenses                                      0.25%     0.25%
Total fund operating expenses                       1.13%     1.88%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                              Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                           $56     $79      $104     $176
Class B shares
Assuming redemption
  at end of period                       $69     $89      $122     $200
  Assuming no redemption                 $19     $59      $102     $200

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4  GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The table below was represented as a bar graph in the printed material.]

Volatility, as indicated by Class B
year-by-year total investment return (%)  2.40(6)  10.22  3.71  14.38  8.81  9.86  (6.42)  14.49  3.84  2.02(6)
(scale varies from fund to fund)                                                                       seven
                                                                                                       months


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Class A - period ended:                                                                 10/94(1)     10/95(2)    10/96      5/97(3)
------------------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                                                    $8.85        $8.75       $9.32      $9.07
Net investment income (loss)                                                             0.06         0.72        0.65(4)    0.37(4)
Net realized and unrealized gain (loss) on investments                                  (0.10)        0.57       (0.25)     (0.14)
Total from investment operations                                                        (0.04)        1.29        0.40       0.23
Less distributions:
  Dividends from net investment income                                                  (0.06)       (0.72)      (0.65)     (0.37)
Net asset value, end of period                                                          $8.75        $9.32       $9.07      $8.93
Total investment return at net asset value(5) (%)                                       (0.45)(6)    15.32(7)     4.49       2.57(6)
Total adjusted investment return at net asset value(5) (%)                              (0.46)(6)    15.28
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                              223      470,569     396,323    359,758
Ratio of expenses to average net assets(7) (%)                                           0.12(6)      1.19        1.17       1.13(8)
Ratio of net investment income (loss) to average net assets(7) (%)                       0.71(6)      7.38        7.10       7.06(8)
Portfolio turnover rate (%)                                                                92          102(9)      106        129
Debt outstanding at end of period (000s omitted)(10) ($)                                  0.0          --           --         --
Average daily amount of debt outstanding during the period (000s omitted)(10) ($)         349         N/A          N/A        N/A
Average monthly number of shares outstanding during the period (000s omitted)          28,696         N/A          N/A        N/A
Average daily amount of debt outstanding per share during the period(10) ($)             0.01         N/A          N/A        N/A


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Class B - period ended:                          10/88(1)        10/89              10/90            10/91            10/92
------------------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period             $10.58          $10.01             $9.98            $9.37            $9.79
Net investent income (loss)                        0.69(4)         0.98              0.88             0.89             0.80
Net realized and unrealized gain (loss)
on investments                                    (0.45)          (0.01)             0.40             0.03             0.24
Total from investment operations                   0.24            0.97              0.34             1.29             0.83
Less distributions
  Dividends from net investment income            (0.64)          (1.00)            (0.95)           (0.87)           (0.79)
  Distributions from net realized gain on
  investments sold                                (0.17)             --                --               --               --
  Total distributions                             (0.81)          (1.00)            (0.95)           (0.87)           (0.79)
Net asset value, end of period                   $10.01           $9.98             $9.37            $9.79            $9.83
Total investment return at net asset
value(5) (%)                                       2.40(6)        10.22              3.71            14.38             8.81(7)
Total adjusted investment return at
net asset value (5,11)(%)                          1.02(6)         9.40              3.67               --             8.66
Ratios and supplemental data
Net assets end of period (000s
omitted) ($)                                      6,966          26,568            64,707          129,014          225,540
Ratio of expenses to average net
assets (%)                                         1.38(6)         2.00              2.00             2.00             2.00(7)
Ratio of adjusted expenses to average net
assets(12) (%)                                     2.76(6)         2.82              2.04               --               --
Ratio of net investment income (loss) to
average net assets (%)                             6.34(6)         9.64              9.22             9.09             8.03(7)
Ratio of adjusted net investment income
(loss) to average net assets(12) (%)               4.96(6)         8.82              9.18               --               --
Portfolio turnover rate (%)                         174             151                83              162              112
Fee reduction per share ($)                        0.15            0.08             0.004               --               --
Debt outstanding at end of period
(000s omitted)(10) ($)                               --              --                --               --                0
Average daily amount of debt outstanding
during the period (000s omitted)(10) ($)             --              --                --               --            6,484
Average monthly number of shares
outstanding during the period (000s omitted)         --              --                --               --           18,572
Average daily amount of debt outstanding
per share during the period(10) ($)                  --              --                --               --             0.35


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Class B - period ended:                           10/93            10/94            10/95(2)         10/96            5/97(3)
------------------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period              $9.83           $10.05            $8.75            $9.32            $9.08
Net investent income (loss)                        0.70             0.65             0.65             0.58(4)          0.33(4)
Net realized and unrealized gain (loss)
on investments                                     0.24            (1.28)            0.57            (0.24)           (0.15)
Total from investment operations                   0.94            (0.63)            1.22             0.34             0.18
Less distributions
  Dividends from net investment income            (0.72)           (0.65)           (0.65)           (0.58)           (0.33)
  Distributions from net realized gain on
  investments sold                                   --            (0.02)              --               --               --
  Total distributions                             (0.72)           (0.67)           (0.65)           (0.58)           (0.33)
Net asset value, end of period                   $10.05            $8.75            $9.32            $9.08            $8.93
Total investment return at net asset
value(5) (%)                                       9.86(7)         (6.42)(7)        14.49(7)          3.84             2.02(6)
Total adjusted investment return at
net asset value (5,11)(%)                          9.85            (6.43)           14.47               --               --
Ratios and supplemental data
Net assets end of period (000s
omitted) ($)                                    293,413          241,061          226,954          178,124          153,390
Ratio of expenses to average net
assets (%)                                         2.00(7)          1.93(7)          1.89(7)          1.90             1.87(8)
Ratio of adjusted expenses to average net
assets(12) (%)                                       --               --               --               --               --
Ratio of net investment income (loss) to
average net assets (%)                             7.06(7)          6.98(7)          7.26(7)          6.37             6.32(8)
Ratio of adjusted net investment income
(loss) to average net assets(12) (%)                 --               --               --               --               --
Portfolio turnover rate (%)                         138               92              102(9)           106              129
Fee reduction per share ($)                          --               --               --               --               --
Debt outstanding at end of period
(000s omitted)(10) ($)                                0                0               --               --               --
Average daily amount of debt outstanding
during the period (000s omitted)(10) ($)            503              349              N/A              N/A              N/A
Average monthly number of shares
outstanding during the period (000s omitted)     26,378           28,696              N/A              N/A              N/A
Average daily amount of debt outstanding
per share during the period(10) ($)                0.02             0.01              N/A              N/A              N/A

(1) Class A and Class B shares commenced operations on September 30, 1994 and February 23, 1988, respectively.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)  Effective May 31, 1997, the fiscal year end changed from October 31 to May
     31.
(4)  Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)  Not annualized.
(7) Excludes interest expense, which equals 0.04% for Class A for the year ended October 31, 1995 and 0.15%, 0.01%, 0.01% and 0.02% for Class B for the years ended October 31, 1992, 1993, 1994 and 1995, respectively.
(8)  Annualized.
(9)  Portfolio turnover rate excludes merger activity.
(10) Debt outstanding consists of reverse repurchase agreements entered into during the year.
(11) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(12) Unreimbursed, without fee reduction.


                                                        GOVERNMENT INCOME FUND 5

High Yield Bond Fund

REGISTRANT NAME: JOHN HANCOCK BOND TRUST
                                TICKER SYMBOL    CLASS A: JHHBX   CLASS B: TSHYX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks to maximize current income without assuming undue risk. To pursue this goal, the fund invests primarily in junk bonds, i.e. lower-rated, higher-yielding debt securities.

Because the performance of junk bonds has historically been influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook.

The fund also seeks capital appreciation, but only when consistent with its primary goal.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 65% of assets in bonds rated lower than BBB/Baa and their unrated equivalents. Up to 30% of assets may be invested in bonds rated CC/Ca. Up to 40% of assets may be invested in the securities of issuers in the electric utility and telephone industries. For all other industries, the limitation is 25% of assets.

Types of bonds include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations.

The fund may also invest up to 20% of net assets in U.S. or foreign equities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including restricted securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] Investors should expect greater fluctuations in share price, yield and total return compared with less aggressive bond funds. These fluctuations, whether positive or negative, may be sharp and unanticipated.


Issuers of junk bonds are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared with issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Before you invest, please read "More about risk" starting on page 27.


PORTFOLIO MANAGEMENT

[Clip Art] Arthur N. Calavritinos, CFA, leader of the fund's portfolio management team since July 1995, is a vice president of the adviser. He joined John Hancock Funds in 1988 and has been in the investment business since 1987.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                 Class A   Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)              4.50%     none
Maximum sales charge imposed on
reinvested dividends                             none      none
Maximum deferred sales charge                    none(1)   5.00%
Redemption fee(2)                                none      none
Exchange fee                                     none      none
--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                   0.54%     0.54%
12b-1 fee(3)                                     0.25%     1.00%
Other expenses                                   0.25%     0.25%
Total fund operating expenses                    1.04%     1.79%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                               Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                            $55     $77      $100     $166
Class B shares
  Assuming redemption
  at end of period                        $68     $86      $117     $191
  Assuming no redemption                  $18     $56       $97     $191

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6  HIGH YIELD BOND FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The table below was represented as a bar graph in the printed material.]

Volatility, as indicated by Class B
year-by-year total investment return (%)  (0.10)(6)  9.77  (4.51)  (8.04)  34.21  11.56  21.76  (1.33)  7.97  15.24  10.06(6)
(scale varies from fund to fund)                                                                                      seven
                                                                                                                      months


------------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                 10/93(1)         10/94          10/95(2)      10/96             5/97(3)
------------------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                      $8.10           $8.23           $7.33        $7.20             $7.55
Net investment income (loss)                               0.33            0.80(4)         0.72         0.76(4)           0.45
Net realized and unrealized gain (loss)
on investments                                             0.09           (0.83)          (0.12)        0.35              0.32
Total from investment operations                           0.42           (0.03)           0.60         1.11              0.77
Less distributions:
  Dividends from net investment income                    (0.29)          (0.82)          (0.73)       (0.76)            (0.45)
  Distributions from net realized gain on
  investments sold                                           --           (0.05)             --           --                --
  Total distributions                                     (0.29)          (0.87)          (0.73)       (0.76)            (0.45)
Net asset value, end of period                            $8.23           $7.33           $7.20        $7.55             $7.87
Total investment return at net asset value(5) (%)          4.96(6)        (0.59)           8.83        16.06             10.54(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)              2,344          11,696          26,452       52,792            97,925
Ratio of expenses to average net assets (%)                0.91(7)         1.16            1.16         1.10              1.05(7)
Ratio of net investment income (loss) to
average net assets (%)                                    12.89(7)        10.14           10.23        10.31             10.19(7)
Portfolio turnover rate (%)                                 204             153              98          113                78
Average Brokerage Commission Rate(8)($)                      --              --              --          N/A            0.0583


---------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                      10/87(1)        10/88          10/89         10/90         10/91        10/92
---------------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period          $9.95           $9.94           $9.70         $8.14        $6.45        $7.44
Net investment income (loss)                   0.01            1.07(4)         1.16          1.09         0.98         0.87
Net realized and unrealized gain
(loss) on investments                         (0.02)          (0.14)          (1.55)        (1.68)        1.06        (0.04)
Total from investment operations              (0.01)           0.93           (0.39)        (0.59)        2.04         0.83
Less distributions:
  Dividends from net investment income           --           (1.17)          (1.14)        (1.09)       (0.98)       (0.84)
  Distributions from net realized gain
  on investments sold                            --              --              --            --           --           --
  Distributions from capital paid-in             --              --           (0.03         (0.01        (0.07)          --
  Total distributions                            --           (1.17)          (1.17)        (1.10)       (1.05)       (0.84)
Net asset value, end of period                $9.94           $9.70           $8.14         $6.45        $7.44        $7.43
Total investment return at net asset
value(5) (%)                                  (0.10)(5)        9.77           (4.51)        (8.04)       34.21        11.56
Total adjusted investment return at
net asset value(5,9) (%)                      (0.41)(5)        9.01           (4.82)        (8.07)          --           --
Ratios and supplemental data
Net assets, end of period
(000s omitted) ($)                              110          20,852          33,964        37,097       72,023       98,560
Ratio of expenses to average net
assets (%)                                     0.03(6)         2.00            2.20          2.22         2.24         2.25
Ratio of adjusted expenses to average
net assets(10) (%)                             0.34(6)         2.76            2.51          2.25           --           --
Ratio of net investment income (loss)
to average net assets (%)                      0.09(6)        10.97           12.23         14.59        13.73        11.09
Ratio of adjusted net investment
income (loss) to average
net assets(10) (%)                            (0.22)(6)       10.21           11.92         14.56           --           --
Portfolio turnover rate (%)                       0              60             100            96           93          206
Fee reduction per share ($)                    0.03            0.07            0.03         0.002           --           --
Average Brokerage Commission Rate(8)($)          --              --              --            --           --           --


-----------------------------------------------------------------------------------------------------------------
 Class B - period ended:                      10/93           10/94          10/95(2)       10/96       5/97(3)
-----------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period          $7.43           $8.23           $7.33         $7.20        $7.55
Net investment income (loss)                   0.80            0.74(4)         0.67          0.70(4)      0.42
Net realized and unrealized gain
(loss) on investments                          0.75           (0.83)          (0.13)         0.35         0.32
Total from investment operations               1.55           (0.09)           0.54          1.05         0.74
Less distributions:
  Dividends from net investment income        (0.75)          (0.76)          (0.67)        (0.70)       (0.42)
  Distributions from net realized gain
  on investments sold                            --           (0.05)             --            --           --
  Distributions from capital paid-in             --              --              --            --           --
  Total distributions                         (0.75)          (0.81)          (0.67)        (0.70)       (0.42)
Net asset value, end of period                $8.23           $7.33           $7.20         $7.55        $7.87
Total investment return at net asset
value(5) (%)                                  21.76           (1.33)           7.97         15.24        10.06(6)
Total adjusted investment return at
net asset value(5,9) (%)                         --              --              --            --           --
Ratios and supplemental data
Net assets, end of period
(000s omitted) ($)                          154,214         160,739         180,586       242,944      379,024
Ratio of expenses to average net
assets (%)                                     2.08            1.91            1.89          1.82         1.80(7)
Ratio of adjusted expenses to average
net assets(10) (%)                               --              --              --            --           --
Ratio of net investment income (loss)
to average net assets (%)                     10.07            9.39            9.42          9.49         9.45(7)
Ratio of adjusted net investment
income (loss) to average
net assets(10) (%)                               --              --              --            --           --
Portfolio turnover rate (%)                     204             153              98           113           78
Fee reduction per share ($)                      --              --              --            --           --
Average Brokerage Commission Rate(8)($)          --              --              --           N/A       0.0583

(1) Class A and Class B shares commenced operations on June 30, 1993 and October 26, 1987, respectively.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)  Effective May 31, 1997, the fiscal year changed from October 31 to May 31.
(4)  Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)  Not annualized.
(7)  Annualized.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(9) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(10) Unreimbursed, without fee reduction.


                                                          HIGH YIELD BOND FUND 7

Intermediate Maturity Government Fund

REGISTRANT NAME:
 JOHN HANCOCK BOND TRUST        TICKER SYMBOL    CLASS A: TAUSX   CLASS B: TSUSX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks to earn a high level of current income consistent with preservation of capital and maintenance of liquidity. To pursue this goal, the fund invests primarily in U.S. Government securities of any maturity, as described below. The fund's weighted average maturity will typically be between three and ten years.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 80% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries and mortgage-backed securities such as Ginnie Maes and Fannie Maes. The fund may invest up to 20% in asset-backed securities or corporate debt securities rated AAA/Aaa and their unrated equivalents.

For liquidity and flexibility, the fund may place up to 20% of assets in high-quality short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS


[Clip Art] As with most income funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page
27. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions.


The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Roger C. Hamilton, leader of the fund's portfolio management team since January 1992 (with the fund's previous adviser), is a vice president of the adviser. He joined John Hancock Funds in December 1994 and has been in the investment business since 1980.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                   Class A   Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                3.00%     none
Maximum sales charge imposed on
reinvested dividends                               none      none
Maximum deferred sales charge                      none(1)   3.00%
Redemption fee(2)                                  none      none
Exchange fee                                       none      none


--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                     0.40%     0.40%
12b-1 fee                                          0.25%     1.00%
Other expenses                                     0.70%     0.70%
Total fund operating expenses                      1.35%     2.10%


Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
Share class                               Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                            $43     $71      $102     $188
Class B shares
  Assuming redemption
  at end of period                        $51     $86      $113     $198
  Assuming no redemption                  $21     $66      $113     $198


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).



8  INTERMEDIATE MATURITY GOVERNMENT FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The table below was represented as a bar graph in the printed material.]

Volatility, as indicated by Class B
year-by-year total investment return (%)  1.96(7)  6.08  2.51  3.98  5.60  4.56  2.13(7)
(scale varies from fund to fund)                                                 seven
                                                                                 months


------------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                           3/92(1)    3/93     3/94     3/95(2)  3/96      3/97     5/97(3)
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                              $10.00     $10.03   $10.05   $9.89    $9.79     $9.69    $9.37
 Net investment income (loss)                                        0.17       0.58     0.41    0.49     0.62      0.67     0.11(4)
 Net realized and unrealized gain (loss) on investments              0.03       0.02    (0.16)  (0.11)   (0.08)    (0.25)    0.09
 Total from investment operations                                    0.20       0.60     0.25    0.38     0.54      0.42     0.20
 Less distributions:
   Dividends from net investment income                             (0.17)     (0.58)   (0.41)  (0.48)   (0.64)    (0.66)    (0.11)
 Distributions from net realized gain on investments sold              --         --       --      --       --     (0.08)       --
 Total distributions                                                (0.17)     (0.58)   (0.41)  (0.48)   (0.64)    (0.74)    (0.11)
 Net asset value, end of period                                    $10.03     $10.05    $9.89   $9.79    $9.69     $9.37    $9.46
 Total investment return at net asset value(5) (%)                   1.96(7)    6.08     2.51    3.98     5.60      4.56     2.13(7)
 Total adjusted investment return at net asset value(5,6) (%)        1.68(7)    5.53     2.27    3.43     4.83      4.19     1.93(7)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                      13,775     33,273   24,310  12,950   29,024    22,043   22,755
 Ratio of expenses to average net assets(8) (%)                      0.50(9)    0.50     0.75    0.80     0.75      0.75     0.75(9)
 Ratio of adjusted expenses to average net assets(8,10) (%)          1.62(9)    1.05     0.99    1.35     1.45      1.12     1.92(9)
 Ratio of net investment income (loss) to average net assets (%)     6.47(9)    5.47     4.09    4.91     6.49      6.99     7.07(9)
 Ratio of adjusted net investment income (loss) to average
 assets(10) (%)                                                      5.35(9)    4.92     3.85    4.36     5.79      6.62     5.90(9)
 Fee reduction per share(4) ($)                                      0.11       0.06     0.02    0.05     0.07      0.04     0.02
 Portfolio turnover rate (%)                                            1        186      244     341      423(11)   427       77
------------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                           3/92(1)    3/93     3/94     3/95(2)  3/96      3/97     5/97(3)
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                              $10.00     $10.03   $10.05   $9.89    $9.79     $9.69    $9.37
 Net investment income (loss)                                        0.15       0.51     0.34    0.43     0.57      0.60     0.10(4)
 Net realized and unrealized gain (loss) on investments              0.03       0.02    (0.16)  (0.11)   (0.10)    (0.24)    0.09
 Total from investment operations                                    0.18       0.53     0.18    0.32     0.47      0.36     0.19
 Less distributions:
   Dividends from net investment income                             (0.15)     (0.51)   (0.34)  (0.42)   (0.57)    (0.60)   (0.10)
 Distribution from net realized gain on investments sold               --         --       --      --       --     (0.08)      --
 Total distributions                                                (0.15)     (0.51)   (0.34)  (0.42)   (0.57)    (0.68)   (0.10)
 Net asset value, end of period                                    $10.03     $10.05    $9.89   $9.79    $9.69     $9.37    $9.46
 Total investment return at net asset value(5) (%)                   1.80(7)    5.40     1.85    3.33     4.92      3.84     2.01(7)
 Total adjusted investment return at net asset value(5,6)            1.52(7)    4.85     1.61    2.78     4.15      3.47     1.81(7)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                       1,630     13,753   11,626   9,506    8,532     6,779    6,451
 Ratio of expenses to average net assets(8) (%)                      1.15(9)    1.15     1.40    1.45     1.40      1.43     1.50(9)
 Ratio of adjusted expenses to average net assets(8,10) (%)          2.27(9)    1.70     1.64    2.00     2.10      1.80     2.67(9)
 Ratio of net investment income (loss) to average net assets (%)     5.85(9)    4.82     3.44    4.26     5.80      6.30     6.04(9)
 Ratio of adjusted net investment income (loss) to average
 assets(10) (%)                                                      4.73(9)    4.27     3.20    3.71     5.10      5.93     4.87(9)
 Fee reduction per share(4) ($)                                      0.11       0.06     0.02    0.05     0.07      0.04     0.02
 Portfolio turnover rate (%)                                            1        186      244     341      423(11)   427       77


(1)  Class A and Class B shares commenced operations on December 31, 1991.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)  Effective May 31, 1997, the fiscal year end changed from March 31 to May
     31.
(4)  Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)  Not annualized.
(8) Beginning on December 31, 1991 (commencement of operations) through March 31, 1995, the expenses used in the ratios represented the expenses of the fund plus expenses incurred indirectly from the Adjustable U.S. Government fund (the "Portfolio"), the mutual fund in which the fund invested all of its assets. The expenses used in the ratios for the fiscal year ended March 31, 1996 include the expenses of the Portfolio through September 22, 1995.
(9)  Annualized.
(10) Unreimbursed, without fee reduction.
(11) Portfolio turnover rate excludes merger activity.


                                         INTERMEDIATE MATURITY GOVERNMENT FUND 9

Sovereign Bond Fund

REGISTRANT NAME:
 JOHN HANCOCK SOVEREIGN BOND FUND    TICKER SYMBOL      CLASS A:    CLASS B:
                                                          JHNBX       JHBBX
--------------------------------------------------------------------------------
GOAL AND STRATEGY


[Clip Art] The fund seeks to generate a high level of current income consistent with prudent investment risk. To pursue this goal, the fund invests in a diversified portfolio of marketable debt securities. These securities are primarily investment grade, although up to 25% of assets may be invested in junk bonds rated as low as CC/Ca and their unrated equivalents. The fund does not concentrate its investments in any particular industry.


PORTFOLIO SECURITIES


[Clip Art] Under normal circumstances, the fund invests at least 65% of assets in corporate and government bonds and debentures. Typically, at least 75% of assets will be:


o securities of any type of issuer that are rated among the four highest Moody's or S&P rating categories and their unrated equivalents
o    U.S. Government and agency securities

o    cash and cash-equivalents


The fund may invest up to 25% of assets in U.S. dollar-denominated foreign securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including asset-backed securities and derivatives and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clip Art] Investors should expect fluctuations in share price, yield and total return, particularly with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities. To the extent that it invests in certain securities, the fund may be affected by additional risks:

o    junk bonds: above-average credit, market and other risks
o foreign securities: currency, information, natural event and political risks
o    mortgage-backed securities: extension and prepayment risks


These risks are defined in "More about risk" starting on page 27. The longer the fund's average weighted maturity, the more it is likely to be affected by a change in interest rates. Please read "More about risk" carefully before investing.


PORTFOLIO MANAGEMENT

[Clip Art] James K. Ho, CFA, leader of the fund's portfolio management team since March 1988, is an executive vice president of the adviser. He joined John Hancock Funds in 1985 and has been in the investment business since 1977.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past fiscal year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                    Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                 4.50%     none
 Maximum sales charge imposed on
 reinvested dividends                                none      none
 Maximum deferred sales charge                       none(1)   5.00%
 Redemption fee(2)                                   none      none
 Exchange fee                                        none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                      0.50%     0.50%
 12b-1 fee(3)                                        0.30%     1.00%
 Other expenses                                      0.31%     0.31%
 Total fund operating expenses                       1.11%     1.81%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                               Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                            $56     $78      $103     $173
 Class B shares
   Assuming redemption
   at end of period                        $69     $87      $118     $194
   Assuming no redemption                  $19     $57       $98     $194

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.



10  SOVEREIGN BOND FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The table below was represented as a bar graph in the printed material.]

Volatility, as indicated by Class B
year-by-year total investment return (%)    1.58  9.82  12.13  6.71  16.59  8.08  11.80  (2.75)  19.40  4.11  2.22(3)
(scale varies from fund to fund)                                                                              five
                                                                                                              months

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                  12/87        12/88        12/89         12/90        12/91         12/92
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                     $15.89       $14.53       $14.51        $14.77       $14.33        $15.31
Net investment income (loss)                               1.40         1.44         1.43          1.32         1.29          1.20
Net realized and unrealized gain (loss) on
investments and financial futures contracts               (1.17)       (0.06)        0.27         (0.40)        0.98         (0.01)
Total from investment operations                           0.23         1.38         1.70          0.92         2.27          1.19
Less distributions:
  Dividends from net investment income                    (1.53)       (1.40)       (1.44)        (1.35)       (1.29)        (1.21)
  Distributions from net realized gain on
  investments sold and financial futures contracts        (0.06)          --           --            --           --            --
  Distributions from capital paid-in                         --           --           --         (0.01)          --            --
  Total distributions                                     (1.59)       (1.40)       (1.44)        (1.36)       (1.29)        (1.21)
Net asset value, end of period                           $14.53       $14.51       $14.77        $14.33       $15.31        $15.29
Total investment return at net asset value(2) (%)          1.58         9.82        12.13          6.71        16.59          8.08
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)          1,095,208    1,103,691    1,110,394     1,103,391    1,249,980     1,386,260
Ratio of expenses to average net assets (%)                0.82         0.82         0.80          1.31         1.27          1.44
Ratio of net investment income (loss) to
average net assets (%)                                     9.32         9.77         9.68          9.18         8.81          7.89
Portfolio turnover rate (%)                                 159           66           64            92           90            87

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                  12/93        12/94         12/95         12/96       5/97(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                     $15.29       $15.53        $13.90        $15.40      $14.90
Net investment income (loss)                               1.14         1.12          1.12          1.09        0.44
Net realized and unrealized gain (loss) on
investments and financial futures contracts                0.62        (1.55)         1.50         (0.50)      (0.12)
Total from investment operations                           1.76        (0.43)         2.62          0.59        0.32
Less distributions:
  Dividends from net investment income                    (1.14)       (1.12)        (1.12)        (1.09)      (0.44)
  Distributions from net realized gain on
  investments sold and financial futures contracts        (0.38)       (0.08)           --            --          --
  Distributions from capital paid-in                         --           --            --            --          --
  Total distributions                                     (1.52)       (1.20)        (1.12)        (1.09)      (0.44)
Net asset value, end of period                           $15.53       $13.90        $15.40        $14.90      $14.78
Total investment return at net asset value(2) (%)         11.80        (2.75)        19.40          4.11        2.22(3)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)          1,505,754    1,326,058     1,535,204     1,416,116   1,361,924
Ratio of expenses to average net assets (%)                1.41         1.26          1.13          1.14        1.11(4)
Ratio of net investment income (loss) to
average net assets (%)                                     7.18         7.74          7.58          7.32        7.38(4)
Portfolio turnover rate (%)                                 107           85           103(5)        123          58

------------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                                    12/93(6)   12/94      12/95       12/96      5/97(1)
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                       $15.90     $15.52     $13.90       $15.40     $14.90
 Net investment income (loss)                                                 0.11       1.04       1.02         0.98       0.40
 Net realized and unrealized gain (loss) on investments and
 financial futures contracts                                                    --      (1.54)      1.50        (0.50)     (0.12)
 Total from investment operations                                             0.11      (0.50)      2.52         0.48       0.28
 Less distributions:
   Dividends from net investment income                                      (0.11)     (1.04)     (1.02)       (0.98)     (0.40)
   Distributions from net realized gain on investments sold
   and financial futures contracts                                           (0.38)     (0.08)        --           --         --
   Total distributions                                                       (0.49)     (1.12)     (1.02)       (0.98)     (0.40)
 Net asset value, end of period                                             $15.52     $13.90     $15.40       $14.90     $14.78
 Total investment return at net asset value(2) (%)                            0.90(3)   (3.13)     18.66         3.38       1.93(3)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                                4,125     40,299     98,739      134,112    132,885
 Ratio of expenses to average net assets (%)                                  1.63(4)    1.78       1.75         1.84       1.81(4)
 Ratio of net investment income (loss) to average net assets (%)              0.57(4)    7.30       6.87         6.62       6.68(4)
 Portfolio turnover rate (%)                                                   107         85        103(5)       123         58

(1) Effective May 31, 1997, the fiscal year end changed from December 31 to May 31.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)  Not annualized.
(4)  Annualized.
(5)  Portfolio turnover excludes merger activity.
(6)  Class B shares commenced operations on November 23, 1993.



                                                          SOVEREIGN BOND FUND 11

Sovereign U.S. Government Income Fund

REGISTRANT NAME:
 JOHN HANCOCK STRATEGIC SERIES    TICKER SYMBOL   CLASS A:     CLASS B:
                                                    JHSGX        FGOPX
--------------------------------------------------------------------------------
GOAL AND STRATEGY

[Clip Art] The fund seeks to provide as high a level of income as is consistent with long-term total return. To pursue this goal, the fund invests in U.S. Government and agency securities, as described below.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 65% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries and mortgage-backed securities such as Ginnie Maes and Fannie Maes.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with most income investments, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page
27. Other factors may affect the market price and yield of the fund's securities, including investor demand and economic conditions.


The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Barry H. Evans, CFA, leader of the fund's portfolio management team since January 1995, is a senior vice president of the adviser. He has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                           Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                        4.50%     none
 Maximum sales charge imposed on
 reinvested dividends                                       none      none
 Maximum deferred sales charge                              none(1)   5.00%
 Redemption fee(2)                                          none      none
 Exchange fee                                               none      none
--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                             0.50%     0.50%
 12b-1 fee(3)                                               0.30%     1.00%
 Other expenses                                             0.37%     0.37%
 Total fund operating expenses                              1.17%     1.87%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                                Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                             $56     $80      $106     $181
 Class B shares
   Assuming redemption
   at end of period                         $69     $89      $121     $201
   Assuming no redemption                   $19     $59      $101     $201

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.



12  SOVEREIGN U.S. GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The table below was represented as a bar graph in the printed material.]

Volatility, as indicated by Class B
year-by-year total investment return (%)  2.61(5)  3.70(5)  11.53  11.52  6.24  14.46  7.58  12.66  (7.05)  15.27  3.33  1.61(5)
(scale varies from fund to fund)                                                                                           seven
                                                                                                                          months


------------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                   10/92(1)    10/93    10/94     10/95  10/96     5/97(2)
------------------------------------------------------------------------------------------------------------------------------------

 Per share operating performance
 Net asset value, beginning of period                                      $10.51      $10.29   $10.89    $9.24  $10.01     $9.75
 Net investment income (loss)                                                0.64        0.68(3)  0.65     0.65    0.64(3)   0.37(3)
 Net realized and unrealized gain (loss) on investments and
 financial futures contracts                                                (0.22)       0.61    (1.34)    0.77   (0.26)    (0.19)
 Total from investment operations                                            0.42        1.29    (0.69)    1.42    0.38      0.18
 Less distributions:
   Dividends from net investment income                                     (0.64)      (0.68)   (0.65)   (0.65)  (0.64)    (0.36)
   Distributions from net realized gain on investments sold                    --       (0.01)   (0.31)      --      --        --
   Distributions from capital paid-in                                          --          --       --       --      --     (0.01)
   Total distributions                                                      (0.64)      (0.69)   (0.96)   (0.65)  (0.64)    (0.37)
 Net asset value, end of period                                            $10.29      $10.89    $9.24   $10.01   $9.75     $9.56
 Total investment return at net asset value(4) (%)                           5.33(5)    12.89    (6.66)   15.90    4.02      1.92(5)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                             350,907     375,416  315,372  370,966  330,162  302,589
 Ratio of expenses to average net assets (%)                                 1.06(6)     1.30     1.23     1.17     1.15     1.17(6)
 Ratio of net investment income (loss) to
 average net assets (%)                                                      7.11(6)     6.47     6.62     6.76     6.58     6.69(6)
 Portfolio turnover rate (%)                                                  140         273      127       94      143       88

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                     3/87(7)         10/87(8)            10/88         10/89         10/90         10/91
------------------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period         $10.00           $10.28            $9.45         $9.73        $10.01         $9.83
Net investment income (loss)                   0.56             0.48             0.78          0.81          0.85          0.85
Net realized and unrealized gain
(loss) on investments and
financial futures contracts                    0.36            (0.75)            0.28          0.25         (0.25)         0.51
Total from investment operations               0.92            (0.27)            1.06          1.06          0.60          1.36
Less distributions:
  Dividends from net investment income        (0.57)           (0.48)           (0.77)        (0.77)        (0.78)        (0.90)
  Distributions from net realized
  gain on investments sold                    (0.07)           (0.08)           (0.01)        (0.01)           --            --
  Distributions from capital paid-in             --               --               --            --            --            --
  Total distributions                         (0.64)           (0.56)           (0.78)        (0.78)        (0.78)        (0.90)
Net asset value, end of period               $10.28            $9.45            $9.73        $10.01         $9.83        $10.29
Total investment return at net
asset value(4) (%)                             2.61(5)          3.70(5)         11.53         11.52          6.24         14.46
Total adjusted investment return at
net asset value(4,9) (%)                         --             3.65(5)         11.47         11.29          6.23            --
Ratios and supplemental data
Net assets, end of period
(000s omitted) ($)                          164,001          170,030          161,163       144,756       133,778       164,347
Ratio of expenses to average
net assets (%)                                 1.26(6)          1.24(6)          1.29          1.35          1.54          1.51
Ratio of adjusted expenses to
average net assets(10) (%)                       --             1.32(6)          1.35          1.58          1.55            --
Ratio of net investment
income (loss) to average net
assets (%)                                     7.56(6)          7.94(6)          8.09          8.34          8.54          8.53
Ratio of adjusted net investment
income (loss) to average
net assets(10) (%)                               --             7.86(6)          8.03          8.11          8.53            --
Portfolio turnover rate (%)                     108               83               79            45            63            62
Fee reduction per share ($)                      --             0.01             0.01          0.02          0.01            --

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                       10/92            10/93            10/94         10/95         10/96       5/97(2)
------------------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period         $10.29           $10.28           $10.88         $9.23        $10.00         $9.74
Net investment income (loss)                   0.76             0.66(3)          0.61          0.60          0.58(3)       0.33(3)
Net realized and unrealized gain
(loss) on investments and
financial futures contracts                      --             0.61            (1.34)         0.77         (0.26)        (0.18)
Total from investment operations               0.76             1.27            (0.73)         1.37          0.32          0.15
Less distributions:
  Dividends from net investment income        (0.77)           (0.66)           (0.61)        (0.60)        (0.58)        (0.32)
  Distributions from net realized
  gain on investments sold                       --            (0.01)           (0.31)           --            --            --
  Distributions from capital paid-in             --               --               --            --            --         (0.01)
  Total distributions                         (0.77)           (0.67)           (0.92)        (0.60)        (0.58)        (0.33)
Net asset value, end of period               $10.28           $10.88            $9.23        $10.00         $9.74         $9.56
Total investment return at net
asset value(4) (%)                             7.58            12.66            (7.05)        15.27          3.33          1.61(5)
Total adjusted investment return at
net asset value(4,9) (%)                         --               --               --            --            --            --
Ratios and supplemental data
Net assets, end of period
(000s omitted) ($)                          197,032          244,133          196,899       130,824       112,228        96,349
Ratio of expenses to average
net assets (%)                                 1.55             1.51             1.64          1.72          1.82          1.86(6)
Ratio of adjusted expenses to
average net assets(10) (%)                       --               --               --            --            --            --
Ratio of net investment
income (loss) to average net
assets (%)                                     7.35             6.23             6.19          6.24          5.91          5.99(6)
Ratio of adjusted net investment
income (loss) to average
net assets(10) (%)                               --               --               --            --            --            --
Portfolio turnover rate (%)                     140              273              127            94           143            88
Fee reduction per share ($)                      --               --               --            --            --            --

(1)  Class A shares commenced operations on January 3, 1992.
(2) Effective May 31, 1997, the fiscal year end changed from December 31 to May 31.
(3)  Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Not annualized.
(6)  Annualized.
(7)  For the period June 5, 1986 (commencement of operations) to March 31, 1987.
(8)  For the period April 1, 1987 to October 31, 1987.
(9) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(10) Unreimbursed, without fee reduction.



                                    SOVEREIGN U.S. GOVERNMENT INCOME FUND   13

Strategic Income Fund

REGISTRANT NAME:
 JOHN HANCOCK STRATEGIC SERIES      TICKER SYMBOL    CLASS A:    CLASS B:
                                                       JHFIX       STIBX
--------------------------------------------------------------------------------
GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. To pursue this goal, the fund invests primarily in three sectors:

o    foreign government and corporate debt securities
o    U.S. Government and agency securities
o    junk bonds rated as low as CC/Ca and their unrated equivalents.

Under normal circumstances, the fund's assets will be invested in all three sectors. However, the weighting of assets among sectors will be adjusted to reflect current or anticipated market behavior, and the fund may invest up to 100% of assets in any sector.

PORTFOLIO SECURITIES

[Clip Art] The fund may invest in debt securities of all maturities and types, including bonds, debentures, notes, preferred stock, mortgage-backed and asset-backed securities and others. The fund may also invest up to 10% of net assets in U.S. or foreign equities.

For liquidity and flexibility, the fund may invest in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS


[Clip Art] Investors should expect fluctuations in share price, yield and total return that are above-average for bond funds. Typically, a rise in interest rates causes a decline in the market value of debt securities. The longer the fund's average weighted maturity, the more it is likely to be affected by a change in interest rates. To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page 27. Foreign securities carry additional risks, including currency, information, natural event and political risks. Issuers of junk bonds are typically in weak financial health, and their ability to pay interest and principal is uncertain, especially in an adverse economy. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Please read "More about risk" carefully before investing.


PORTFOLIO MANAGEMENT

[Clip Art] Frederick L. Cavanaugh, Jr., leader of the fund's portfolio management team since 1986, is a senior vice president of the adviser. He joined John Hancock Funds in 1986 and has been in the investment business since 1973.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                          Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                       4.50%     none
 Maximum sales charge imposed on
 reinvested dividends                                      none      none
 Maximum deferred sales charge                             none(1)   5.00%
 Redemption fee(2)                                         none      none
 Exchange fee                                              none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                            0.43%     0.43%
 12b-1 fee(3)                                              0.30%     1.00%
 Other expenses                                            0.27%     0.27%
 Total fund operating expenses                             1.00%     1.70%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                               Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                            $55     $75       $98     $162
 Class B shares
   Assuming redemption
   at end of period                        $67     $84      $112     $182
   Assuming no redemption                  $17     $54       $92     $182

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge. *



14  STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The table below was represented as a bar graph in the printed material.]

Volatility, as indicated by Class B
year-by-year total investment return (%)  6.89   9.72   (7.36)  12.31  19.92  6.81  4.54  9.33  11.37  12.99
(scale varies from fund to fund)


------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                              5/88         5/89         5/90         5/91         5/92            5/93
------------------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                $9.71        $9.24        $8.98        $7.33        $7.20           $7.78
Net investment income (loss)                         1.13         1.12         1.04         0.93         0.80            0.71
Net realized and unrealized gain
(loss) on investments,
foreign currency transactions
and financial futures contracts                     (0.47)       (0.26)       (1.65)       (0.13)        0.52           (0.22)
Total from investment operations                     0.66         0.86        (0.61)        0.80         1.32            0.49
Less distributions:
  Dividends from net investment income              (1.13)       (1.12)       (1.04)       (0.93)       (0.74)(2)       (0.72)
  Distributions in excess of net
  investment income                                    --           --           --           --           --              --
  Distributions from capital paid-in                   --           --           --           --           --              --
  Total distributions                               (1.13)       (1.12)       (1.04)       (0.93)       (0.74)          (0.72)
Net asset value, end of period                      $9.24        $8.98        $7.33        $7.20        $7.78           $7.55
Total investment return at net asset
value(3) (%)                                         6.89         9.72        (7.36)       12.31        19.92            6.81
Total adjusted investment return at
net asset value(3,4) (%)                             6.49         9.58        (7.45)          --           --              --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)       67,140       95,430       80,890       79,272      153,568         262,137
Ratio of expenses to average net assets (%)          1.09         1.33         1.53         1.75         1.69            1.58
Ratio of adjusted expenses to average
net assets(5) (%)                                    1.49         1.47         1.62           --           --              --
Ratio of net investment income (loss) to
average net assets(5) (%)                           12.07        12.28        12.60        13.46        10.64            9.63
Ratio of adjusted net investment
income (loss) to average net assets (%)             11.67        12.14        12.51           --           --              --
Portfolio turnover rate (%)                            67          125           81           60           80              97
Fee reduction per share ($)                          0.04         0.01         0.01           --           --              --


---------------------------------------------------------------------------------------------------
Class A - period ended:                              5/94         5/95         5/96         5/97
---------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                $7.55        $7.17        $7.15        $7.27
Net investment income (loss)                         0.68         0.64         0.66(1)      0.64(1)
Net realized and unrealized gain
(loss) on investments,
foreign currency transactions
and financial futures contracts                     (0.33)       (0.02)        0.12         0.27
Total from investment operations                     0.35         0.62         0.78         0.91
Less distributions:
  Dividends from net investment income              (0.58)(2)    (0.55)       (0.66)       (0.64)
  Distributions in excess of net
  investment income                                 (0.05)          --           --           --
  Distributions from capital paid-in                (0.10)       (0.09)          --           --
  Total distributions                               (0.73)       (0.64)       (0.66)       (0.64)
Net asset value, end of period                      $7.17        $7.15        $7.27        $7.54
Total investment return at net asset
value(3) (%)                                         4.54         9.33        11.37        12.99
Total adjusted investment return at
net asset value(3,4) (%)                               --           --           --           --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)      335,261      327,876      369,127      416,916
Ratio of expenses to average net assets (%)          1.32         1.09         1.03         1.00
Ratio of adjusted expenses to average
net assets(5) (%)                                      --           --           --           --
Ratio of net investment income (loss) to
average net assets(5) (%)                            8.71         9.24         9.13         8.61
Ratio of adjusted net investment
income (loss) to average net assets (%)                --           --           --           --
Portfolio turnover rate (%)                            91           55           78          132
Fee reduction per share ($)                            --           --           --           --


------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                5/94(6)         5/95             5/96             5/97
------------------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                                   $7.58           $7.17            $7.15            $7.27
Net investment income (loss)                                            0.40            0.60(1)          0.61(1)          0.59
Net realized and unrealized gain (loss) on investments,
foreign currency transactions and financial futures contracts          (0.41)          (0.02)            0.12             0.27
Total from investment operations                                       (0.01)           0.58             0.73             0.86
Less distributions:
  Dividends from net investment income                                 (0.32)          (0.52)           (0.61)           (0.59)
  Distributions in excess of net investment income                     (0.03)             --               --               --
  Distributions from capital paid-in                                   (0.05)          (0.08)              --               --
  Total distributions                                                  (0.40)          (0.60)           (0.61)           (0.59)
Net asset value, end of period                                         $7.17           $7.15            $7.27            $7.54
Total investment return at net asset value(3) (%)                      (0.22)(7)        8.58            10.61            12.21
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          77,691         134,527          206,751          328,487
Ratio of expenses to average net assets (%)                             1.91(8)         1.76             1.73             1.70
Ratio of net investment income (loss) to average net assets (%)         8.12(8)         8.55             8.42             7.90
Portfolio turnover rate (%)                                               91              55               78              132

(1)  Based on the average of the shares outstanding at the end of each month.
(2) The dividend policy of the fund was changed, effective August 1, 1991, from one that utilized daily dividend declarations to one that declares dividends monthly. Additionally, the dividend policy of the fund was changed, effective October 1, 1993, from one that declared dividends monthly to daily dividend declarations.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5)  Unreimbursed, without fee reduction.
(6)  Class B shares commenced operations on October 4, 1993.
(7)  Not annualized.
(8)  Annualized.



                                                       STRATEGIC INCOME FUND  15

YOUR ACCOUNT

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All John Hancock income funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

--------------------------------------------------------------------------------
Class A                               Class B
--------------------------------------------------------------------------------

o    Front-end sales charges, as      o    No front-end sales charge;
     described below. There are            all your money goes to work
     several ways to reduce these          for you right away.
     charges, also described below.
                                      o    Higher annual expenses than
o    Lower annual expenses than            Class A shares.
     Class B shares.
                                      o    A deferred sales charge, as described
                                           below

                                      o    Automatic conversion to Class A
                                           shares after either five years (Group
                                           1) or eight years (Group 2) (see
                                           below), thus reducing future annual
                                           expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Use the table below to find out which group the fund is in, then consult the sales charge information for that group.

--------------------------------------------------------------------------------
Group 1                               Group 2
--------------------------------------------------------------------------------

o    Intermediate Maturity            o    Government Income
     Government
                                      o    High Yield Bond

                                      o    Sovereign Bond

                                      o    Sovereign U.S. Government Income

                                      o    Strategic Income

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
 Class A sales charges - Group 1
--------------------------------------------------------------------------------
                                      As a % of            As a % of your
 Your investment                      offering price       investment

 Up to $99,999                        3.00%                3.09%
 $100,000 - $499,999                  2.50%                2.56%
 $500,000 - $999,999                  2.00%                2.04%
 $1,000,000 and over                  See below

--------------------------------------------------------------------------------
 Class A sales charges - Group 2
--------------------------------------------------------------------------------
                                      As a % of            As a % of your
 Your investment                      offering price       investment

 Up to $99,999                        4.50%                4.71%
 $100,000 - $249,999                  3.75%                3.90%
 $250,000 - $499,999                  2.75%                2.83%
 $500,000 - $999,999                  2.00%                2.04%
 $1,000,000 and over                  See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
 CDSC on $1 million+ investments (Groups 1 and 2)
--------------------------------------------------------------------------------
 Your investment                            CDSC on shares being sold

 First $1M - $4,999,999                     1.00%
 Next $1 - $5M above that                   0.50%
 Next $1 or more above that                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.



16  YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the
CDSC:

--------------------------------------------------------------------------------
 Class B deferred charges
--------------------------------------------------------------------------------
 Years after                   CDSC on Group 1          CDSC on Group 2
 purchase                      shares being sold        shares being sold

 1st year                      3.00%                    5.00%
 2nd year                      2.00%                    4.00%
 3rd year                      2.00%                    3.00%
 4th year                      1.00%                    3.00%
 5th year                      None                     2.00%
 6th year                      None                     1.00%
 After 6 years                 None                     None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options (see the back cover of this prospectus).


Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.


To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:

o    to make payments through certain systematic withdrawal plans
o    to make certain distributions from a retirement plan
o    because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI.

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.



                                                                YOUR ACCOUNT  17

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o government entities that are prohibited from paying mutual fund sales charges
o financial institutions or common trust funds investing $1 million or more for non-discretionary accounts
o    selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o    members of an approved affinity group financial services program
o    certain insurance company contract holders (one-year CDSC usually applies)
o participants in certain retirement plans with at least 100 members (one-year CDSC applies)


To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI.


--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     o    non-retirement account: $1,000
     o    retirement account: $250
     o    group investments: $250
     o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

     o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $500


3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.



18  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account                 Adding to an account

By check

[Clip art]     o Make out a check for the         o Make out a check for the
                 investment amount, payable to      investment amount payable
                 "John Hancock Signature            to "John Hancock Signature
                 Services, Inc."                    Services, Inc."

               o Deliver the check and your       o Fill out the detachable
                 completed application to your      investment slip from an
                 financial representative, or       account statement. If no
                 mail them to Signature Services    slip is available, include
                 (address on next page).            a note specifying the fund
                                                    name, your share class,
                                                    your account number and
                                                    the name(s) in which the
                                                    account is registered.

                                                  o Deliver the check and your
                                                    investment slip or note to
                                                    your financial
                                                    representative, or mail
                                                    them to Signature Services
                                                    (address on next page).

By exchange

[Clip art]     o Call your financial              o Call your financial
                 representative or Signature        representative or Signature
                 Services to request an             Services to request an
                 exchange.                          exchange.

By wire

[Clip art]     o Deliver your completed           o Instruct your bank to wire
                 application to your financial      the amount of your
                 representative, or mail            investment to:
                 it to Signature Services.          First Signature Bank & Trust
                                                    Account # 900000260
               o Obtain your account number         Routing # 211475000
                 by calling your financial          Specify the fund name, your
                 representative or                  share class, your account
                 Signature Services.                number and the name(s)
                                                    in which the account is
               o Instruct your bank to wire         registered. Your bank may
                 the amount of your investment      charge a fee to wire funds.
                 to:
                 First Signature Bank & Trust
                 Account # 900000260
                 Routing # 211475000
                 Specify the fund name, your
                 choice of share class, the new
                 account number and the name(s)
                 in which the account is
                 registered. Your bank may charge
                 a fee to wire funds.

By phone

[Clip art] See "By wire" and "By exchange."      o Verify that your bank or
                                                   credit union is a member of
                                                   the Automated Clearing
                                                   House (ACH) system.

                                                 o Complete the "Invest-By-
                                                   Phone" and "Bank
                                                   Information" sections on
                                                   your account application.

                                                 o Call Signature Services to
                                                   verify that these features
                                                   are in place on your account.

                                                 o Tell the Signature Services
                                                   representative the fund name,
                                                   your share class, your
                                                   account number, the name(s)
                                                   in which the account is
                                                   registered and the amount
                                                   of your investment.


----------------------------------------
Address
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number
1-800-225-5291

Or contact your financial representative
for instructions and asssistance.
----------------------------------------


To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."



                                                                YOUR ACCOUNT  19

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
          Designed for                       To sell some or all of your shares

By letter

[Clip art] o Accounts of any type.           o Write a letter of instruction
           o Sales of any amount.              or complete a stock power
                                               indicating the fund name, your
                                               share class, your account
                                               number, the name(s) in which
                                               the account is registered and
                                               the dollar value or number of
                                               shares you wish to sell.

                                             o Include all signatures and any
                                               additional documents that may
                                               be required (see next page).

                                             o Mail the materials to Signature
                                               Services.

                                             o A check will be mailed to the
                                               name(s) and address in which
                                               the account is registered, or
                                               otherwise according to your
                                               letter of instruction.

By phone

[Clip art] o Most accounts.                  o For automated service 24 hours
           o Sales of up to $100,000.          a day using your touch-tone
                                               phone, call the EASI-Line at
                                               1-800-338-8080.

                                             o To place your order with a
                                               representative at John Hancock
                                               Funds, call Signature Services
                                               between 8 A.M. and 4 P.M.
                                               Eastern Time on most business
                                               days.

By wire or electronic funds transfer (EFT)

[Clip art] o Requests by letter to           o Fill out the "Telephone
             sell any amount (accounts         Redemption" section of your
             of any type).                     new account application.

           o Requests by phone to sell       o To verify that the telephone
             up to $100,000 (accounts          redemption privilege is in
             with telephone redemption         place on an account, or to
             privileges).                      request the forms to add it
                                               to an existing account, call
                                               Signature Services.

                                             o Amounts of $1,000 or more will
                                               be wired on the next business
                                               day. A $4 fee will be deducted
                                               from your account.

                                             o Amounts of less than $1,000
                                               may be sent by EFT or by check.
                                               Funds from EFT transactions
                                               are generally available by
                                               the second business day.
                                               Your bank may charge a fee
                                               for this service.

By exchange

[Clip art] o Accounts of any type.           o Obtain a current prospectus for
           o Sales of any amount.              the fund into which you are
                                               exchanging by calling your
                                               financial representative or
                                               Signature Services.

                                             o Call your financial
                                               representative or Signature
                                               Services to request an exchange.

By check


[Clip art] o Government Income,              o Request checkwriting on your
             Intermediate Maturity             account application.
             Government, Sovereign U.S.
             Government Income and           o Verify that the shares to be
             Strategic Income Funds only.      sold were purchased more than
                                               10 days earlier or were purchased
           o Any account with checkwriting     by wire.
             privileges.
                                             o Write a check for any amount over
           o Sales of over $100.               $100.

                                        ----------------------------------------

                                        Address
                                        John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA  02217-1000

                                        Phone
                                        1-800-225-5291

                                        Or contact your financial representative for instructions and assistance.

                                        ----------------------------------------


To sell shares through a systematic withdrawal plan, see "Additional investor services."



20  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days
o    you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

o    a broker or securities dealer
o    a federal savings, cooperative or other type of bank
o    a savings and loan or other thrift institution
o    a credit union
o    a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
                                                                      [Clip art]
--------------------------------------------------------------------------------

Owners of individual, joint,            o Letter of instruction.
sole proprietorship, UGMA/UTMA          o On the letter, the signatures and
(custodial accounts for minors)           titles of all persons authorized to
or general partner accounts.              sign for the account, exactly as
                                          the account is registered.
                                        o Signature guarantee if applicable
                                          (see above).

Owners of corporate or                  o Letter of instruction.
association accounts.                   o Corporate resolution, certified
                                          within the past twelve months.
                                        o On the letter and the resolution,
                                          the signature of the person(s)
                                          authorized to sign for the account.
                                        o Signature guarantee if applicable
                                          (see above).


Owners or trustees of trust accounts.   o Letter of instruction.
                                        o On the letter, the signature(s) of
                                          the trustee(s).
                                        o If the names of all trustees are
                                          not registered on the account,
                                          please also provide a copy of the
                                          trust document certified within the
                                          past twelve months.
                                        o Signature guarantee if applicable
                                          (see above).


Joint tenancy shareholders whose        o Letter of instruction signed by
co-tenants are deceased.                  surviving tenant.
                                        o Copy of death certificate.
                                        o Signature guarantee if applicable
                                          (see above).

Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.
                                        o Copy of order appointing executor.
                                        o Signature guarantee if applicable
                                          (see above).

Administrators, conservators,           o Call 1-800-225-5291 for
guardians and other sellers or            instruction.
account types not listed above.



                                                                YOUR ACCOUNT  21

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o    after any changes of name or address of the registered owner(s)
o    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Short- and long-term capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Your dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.



22  YOUR ACCOUNT

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.


Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.


The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, signature services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o    Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o    Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of qualified retirement plans, including IRAs, SIMPLE plans, SEPs, 401(k) plans, 403(b) plans (including
TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



                                                                YOUR ACCOUNT  23

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the funds are organized Each John Hancock income fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock income funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").


                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Ste 1000
                             Boston, MA 02217-1000

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------


                                                                Asset management


                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodian

                           Investors Bank & Trust co.
                              200 Clarendon Street
                                Boston, MA 02116

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                      ------------------------------------
                                    Trustees

                        Supervise the funds' activities.
                      ------------------------------------



24  FUND DETAILS

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals Except for Government Income Fund, High Yield Bond Fund and Intermediate Maturity Government Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

Diversification All of the income funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares.
These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation that authorizes annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

--------------------------------------------------------------------------------
 Class B unreimbursed distribution expenses(1)
--------------------------------------------------------------------------------
                                                Unreimbursed      As a % of
 Fund                                           expenses          net assets
--------------------------------------------------------------------------------
 Government Income                              $  10,894,166     6.53%
 High Yield Bond                                $   8,666,437     2.80%
 Intermediate Maturity Gov.                     $     402,344     6.06%
 Sovereign Bond                                 $   3,985,198     3.07%
 Sovereign U.S. Gov. Income                     $   5,472,842     5.27%
 Strategic Income                               $   5,684,848     2.12%
--------------------------------------------------------------------------------

(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.

Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.



                                                                FUND DETAILS  25

-----------------------------------------------------------------------------------------------------------------------------
Class A investments
-----------------------------------------------------------------------------------------------------------------------------
                                                          Maximum
                                   Sales charge           reallowance            First year             Maximum
                                   paid by investors      or commission          service fee            total compensation(1)
                                   (% of offering price)  (% of offering price)  (% of net investment)  (% of offering price)
 Group 1 funds

 Up to $99,999                     3.00%                  2.26%                  0.25%                  2.50%
 $100,000 - $499,999               2.50%                  2.01%                  0.25%                  2.25%
 $500,000 - $999,999               2.00%                  1.51%                  0.25%                  1.75%

 Group 2 funds
 Up to $99,999                     4.50%                  3.76%                  0.25%                  4.00%
 $100,000 - $249,999               3.75%                  3.01%                  0.25%                  3.25%
 $250,000 - $499,999               2.75%                  2.06%                  0.25%                  2.30%
 $500,000 - $999,999               2.00%                  1.51%                  0.25%                  1.75%

 Regular investments of
 $1 million or more
 (Groups 1 and 2)

 First $1M - $4,999,999            --                     0.75%                  0.25%                  1.00%
 Next $1 - $5M above that          --                     0.25%                  0.25%                  0.50%
 Next $1 or more above that        --                     0.00%                  0.25%                  0.25%
 Waiver investments(2)             --                     0.00%                  0.25%                  0.25%

-----------------------------------------------------------------------------------------------------------------------------
 Class B investments
-----------------------------------------------------------------------------------------------------------------------------
                                                          Maximum
                                                          reallowance            First year             Maximum
                                                          or commission          service fee            total compensation
                                                          (% of offering price)  (% of net investment)  (% of offering price)
 Group 1 funds
 All amounts                                              2.25%                  0.25%                  2.50%

 Group 2 funds
 All amounts                                              3.75%                  0.25%                  4.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.



26  FUND DETAILS

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that a John Hancock income fund will earn income or show a positive total return over any period of time -- days, months or years.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments, and may widen any losses.

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector of the bond market or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Prepayment risk The risk that unanticipated prepayments may occur, reducing the value of mortgage-backed securities.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.



                                                                FUND DETAILS  27

--------------------------------------------------------------------------------
 Higher-risk securities and practices
--------------------------------------------------------------------------------
This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semiannual reports.

10   Percent of total assets (italic type)
10   Percent of net assets (roman type)
l    No policy limitation on usage; fund may be using currently
o    Permitted, but has not typically been used
--   Not permitted

                                                                         High     Intermediate               Sovereign
                                                           Government    Yield    Maturity       Sovereign   U.S. Gov't    Strategic
                                                           Income        Bond     Gov't          Bond        Income        Income
------------------------------------------------------------------------------------------------------------------------------------
Investment practices

Borrowing; reverse repurchase agreements
The borrowing of money from banks
or through reverse repurchase agreements
Leverage, credit risks                                     33.3          33.3     33.3           33.3         33.3         33

Covered mortgage dollar roll transactions
The sale of mortgage-backed securities
with the commitment to buy back similar
securities at a future date. Credit, interest
rate, leverage, market, opportunity risks                  l             l        l              l            l            l

Repurchase agreements  The purchase of a
security that must later be sold back to
the issuer at the same price plus interest
Credit risk                                                l             l        l              l            l            l

Securities lending  The lending of securities
to financial institutions, which provide
cash or government securities as collateral
Credit risk                                                30            30       33.3           33.3         30           33.3

Short-term trading  Selling a security soon
after purchase. A portfolio engaging in
short-term trading will have higher turnover
and transaction expenses. Market risk                      l             l        l              l            l            l

When-issued securities and forward commitments
The purchase or sale of securities for delivery
at a future date; market value may change before
delivery.  Market, opportunity, leverage risks             l             l        l              l            l            l

------------------------------------------------------------------------------------------------------------------------------------
Conventional securities

Brady bonds  Dollar-denominated securities
issued to refinance foreign government
bank loans and other debt. Credit, interest rate,
market, political risks                                    10            o(1)     --             25           --           o(1)

Foreign debt securities  Debt securities
issued by foreign governments or companies
Credit, currency, interest rate, market, political risks   20            l(1)     --             25           --           l(1)

In-kind, delayed and zero coupon debt securities
Securities offering non-cash or
delayed-cash payment. Their prices are typically
more volatile than those of conventional
debt securities. Credit, interest rate, market risks       l             l        l              l            l            l

Restricted and illiquid securities  Securities
not traded on the open market. May
include illiquid Rule 144A securities
Liquidity, valuation, market risks                         10            10       15             15           15           15

------------------------------------------------------------------------------------------------------------------------------------
Unleveraged derivative securities

Asset-backed securities Securities backed by
unsecured debt, such as credit card
debt; these securities are often guaranteed or
over-collateralized to enhance their credit
quality. Credit, interest rate risks                       20            l        20             l            35           l

Mortgage-backed securities  Securities backed
by pools of mortgages, including
passthrough certificates, PACs, TACs and
other senior classes of collateralized mortgage
obligations (CMOs). Credit, extension, prepayment,
interest rate risks                                        l             l        l              l            l            l

Participation interests  Securities representing
an interest in another security or in
bank loans. Credit, interest rate, liquidity,
valuation risks                                            --            10(2)    --             15(2)        --           15(2)

Rights and warrants  Securities offering the right,
or involving the promise, to buy or
sell certain securities at a future date. Market risk      5             5        5              5            --           5
------------------------------------------------------------------------------------------------------------------------------------

(1) No more than 25% of the fund`s assets will be invested in government securities of any one foreign country.
(2)  Part of the 10% or 15% limitation on illiquid securities.



28  FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
 Higher-risk securities and practices (cont'd)
------------------------------------------------------------------------------------------------------------------------------------
                                                                         High     Intermediate               Sovereign
                                                           Government    Yield    Maturity       Sovereign   U.S. Gov't    Strategic
                                                           Income        Bond     Gov't          Bond        Income        Income
------------------------------------------------------------------------------------------------------------------------------------
Leveraged derivative securities

Currency contracts Contracts involving the right or
obligation to buy or sell a given amount of foreign
currency at a specified price and future date.
o  Hedged. Currency, hedged leverage, correlation,
   liquidity, opportunity risks.                           --            l        --             --           --           l
o  Speculative. Currency, speculative leverage,
   liquidity risks.                                        --            --       --             --           --           o

Financial futures and options; securities and index
options  Contracts involving the right or obligation
to deliver or receive assets or money depending on
the performance of one or more assets or an
economic index.
o  Futures and related options. Interest rate,
   currency, market, hedged or speculative
   leverage, correlation, liquidity, opportunity risks.    l             l        --             l            l            l
o  Options on securities and indices. Interest rate,
   currency, market, hedged or speculative leverage,
   correlation, liquidity, credit, opportunity risks.      l             l        --             o            l            o

Structured securities  Indexed and/or leveraged
mortgage-backed and other debt securities, including
principal-only and interest-only securities,
leveraged floating rate securities, and others.
These securities tend to be highly sensitive to
interest rate movements and their performance may
not correlate to such movements in a conventional
fashion. Credit, interest rate, extension,
prepayment, market, speculative leverage,
liquidity, valuation risks.                                l             l        l              l            l            l

Swaps, caps, floors, collars OTC contracts involving
the right or obligation to receive or make payments
based on two different income streams. Correlation,
credit, currency, interest rate, hedged or
speculative leverage, liquidity, valuation risks.          o             o        o              o            o            o
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 Analysis of funds with 5% or more in junk bonds(1)
---------------------------------------------------------------------------------------------------------------------
 Investment Grade Bonds
 Quality rating
 (S&P/Moody's)(2)             High Yield Bond Fund               Sovereign Bond Fund            Strategic Income Fund
 AAA/Aaa                       2.1%                              31.4%                          26.1%
 AA/Aa                         0.3%                               8.6%                           7.0%
 A/A                           0.1%                              19.3%                           0.0%
 BBB/Baa                       0.2%                              13.1%                           3.3%
---------------------------------------------------------------------------------------------------------------------
 Junk Bonds
 BB/Ba                         8.2%                              14.0%                          12.2%
 B/B                          67.2%                               8.4%                          40.8%
 CCC/Caa                       6.3%                               0.0%                           1.6%
 CC/Ca                         0.0%                               0.0%                           0.0%
 C/C                           0.0%                               0.0%                           0.0%
 D                             0.2%                               0.0%                           0.3%
 % of portfolio in bonds      84.6%                              94.8%                          91.3%

o    Rated by Standard & Poor's or Moody's   Rated by the adviser

(1)  Average weighted quality distribution for the most recent fiscal year.
(2) In cases where the S&P and Moody's ratings for a given bond issue do not agree, the issue has been counted in the higher category.



                                                                FUND DETAILS  29


For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock income funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/ semiannual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).

To request a free copy of the current annual/semiannual report or the SAI, please write or call:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet: www.jhancock.com/funds

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts 02199-7603

       John Hancock(R)
       Financial Services


                                               (C) 1996 John Hancock Funds, Inc.
                                                                    INCPN 12/97